Quarterly Report
November 30, 2021
MFS®  Low Volatility Global
Equity Fund
LVO-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Automotive – 0.4%
Bridgestone Corp.	23,600	$957,108
Biotechnology – 0.6%
Vertex Pharmaceuticals, Inc. (a)	7,101	$1,327,461
Brokerage & Asset Managers – 0.9%
ASX Ltd.	18,162	$1,154,772
IG Group Holdings PLC	77,195	792,064
		$1,946,836
Business Services – 3.1%
CGI, Inc. (a)	8,241	$687,958
Dropbox, Inc. (a)	111,408	2,741,751
Eurofins Scientific SE	13,590	1,736,408
Fiserv, Inc. (a)	8,879	857,001
Sohgo Security Services Co. Ltd.	23,900	1,019,001
		$7,042,119
Cable TV – 0.8%
Charter Communications, Inc., “A” (a)	1,498	$968,128
Comcast Corp., “A”	17,638	881,547
		$1,849,675
Computer Software – 6.4%
Adobe Systems, Inc. (a)	10,716	$7,178,113
Microsoft Corp.	15,832	5,233,901
Oracle Corp.	22,699	2,059,707
		$14,471,721
Computer Software - Systems – 6.2%
Constellation Software, Inc.	2,557	$4,350,953
EPAM Systems, Inc. (a)	1,596	971,246
Fujitsu Ltd.	14,300	2,362,535
Hitachi Ltd.	26,900	1,583,395
NICE Systems Ltd., ADR (a)	8,767	2,559,789
SS&C Technologies Holdings, Inc.	13,795	1,052,972
Venture Corp. Ltd.	90,000	1,222,078
		$14,102,968
Conglomerates – 0.4%
Jardine Matheson Holdings Ltd.	17,000	$962,030
Construction – 1.0%
AvalonBay Communities, Inc., REIT	7,583	$1,811,351
Otis Worldwide Corp.	5,887	473,315
		$2,284,666
Consumer Products – 2.2%
Colgate-Palmolive Co.	23,951	$1,796,804
Kimberly-Clark Corp.	14,085	1,835,416
Procter & Gamble Co.	9,068	1,311,052
		$4,943,272

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 4.1%
Kyocera Corp.	44,400	$2,630,404
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	56,733	6,646,271
		$9,276,675
Food & Beverages – 6.0%
General Mills, Inc.	50,944	$3,146,811
J.M. Smucker Co.	7,868	995,066
Mondelez International, Inc.	31,916	1,881,129
Nestle S.A.	27,916	3,588,136
PepsiCo, Inc.	24,421	3,901,987
		$13,513,129
Food & Drug Stores – 3.3%
Seven & I Holdings Co. Ltd.	71,100	$2,855,184
Sugi Holdings Co. Ltd.	11,500	723,336
Sundrug Co. Ltd.	36,900	975,752
Tesco PLC	294,026	1,079,907
Wal-Mart Stores, Inc.	12,828	1,804,002
		$7,438,181
General Merchandise – 2.3%
B&M European Value Retail S.A.	148,655	$1,222,119
Dollar General Corp.	14,119	3,124,535
Dollarama, Inc.	19,563	845,032
		$5,191,686
Insurance – 3.6%
Everest Re Group Ltd.	14,297	$3,665,465
Fairfax Financial Holdings Ltd.	3,624	1,608,382
Samsung Fire & Marine Insurance Co. Ltd.	9,237	1,570,733
Zurich Insurance Group AG	3,202	1,321,225
		$8,165,805
Internet – 3.5%
Alphabet, Inc., “A” (a)	1,733	$4,918,167
Alphabet, Inc., “C” (a)	362	1,031,352
Gartner, Inc. (a)	6,018	1,879,121
		$7,828,640
Leisure & Toys – 3.4%
DeNA Co. Ltd.	55,300	$818,242
Electronic Arts, Inc.	29,606	3,677,657
Nintendo Co. Ltd.	1,500	666,208
SEGA SAMMY Holdings, Inc.	73,500	1,203,046
Take-Two Interactive Software, Inc. (a)	7,944	1,317,751
		$7,682,904
Machinery & Tools – 1.0%
Eaton Corp. PLC	14,194	$2,300,280
Major Banks – 4.4%
Bank of Nova Scotia	16,176	$1,009,868
BOC Hong Kong Holdings Ltd.	1,016,000	3,068,325
DBS Group Holdings Ltd.	81,600	1,782,735
JPMorgan Chase & Co.	18,767	2,980,763
Royal Bank of Canada	11,748	1,163,404
		$10,005,095

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – 2.2%
McKesson Corp.	18,765	$4,067,501
Quest Diagnostics, Inc.	6,942	1,032,137
		$5,099,638
Medical Equipment – 2.1%
Becton, Dickinson and Co.	4,706	$1,115,981
Koninklijke Philips N.V.	25,599	902,931
Medtronic PLC	13,430	1,432,981
Terumo Corp.	34,200	1,393,895
		$4,845,788
Metals & Mining – 0.4%
Rio Tinto PLC	14,293	$880,024
Natural Gas - Distribution – 1.7%
Italgas S.p.A.	471,497	$2,977,349
Tokyo Gas Co. Ltd.	47,700	818,895
		$3,796,244
Other Banks & Diversified Financials – 1.8%
China Merchants Bank Co. Ltd.	201,500	$1,558,149
U.S. Bancorp	45,376	2,511,108
		$4,069,257
Pharmaceuticals – 10.9%
Eli Lilly & Co.	10,729	$2,661,221
Johnson & Johnson	37,210	5,802,155
Merck & Co., Inc.	35,119	2,630,764
Novartis AG	11,731	938,429
Novo Nordisk A.S., “B”	59,015	6,319,292
Roche Holding AG	16,106	6,309,594
		$24,661,455
Pollution Control – 0.5%
Waste Connections, Inc.	9,174	$1,220,692
Precious Metals & Minerals – 1.7%
Franco-Nevada Corp.	27,785	$3,810,228
Railroad & Shipping – 1.2%
Kansas City Southern Co.	5,955	$1,732,012
Sankyu, Inc.	22,600	897,518
		$2,629,530
Real Estate – 4.6%
Grand City Properties S.A.	141,113	$3,344,759
Life Storage, Inc., REIT	18,282	2,415,783
Public Storage, Inc., REIT	5,762	1,886,364
Sun Communities, Inc., REIT	14,506	2,735,542
		$10,382,448
Restaurants – 3.6%
McDonald's Corp.	10,540	$2,578,084
Starbucks Corp.	38,511	4,222,346
Yum China Holdings, Inc.	29,426	1,474,243
		$8,274,673
Specialty Chemicals – 1.4%
Symrise AG	22,657	$3,199,067

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 1.0%
AutoZone, Inc. (a)	566	$1,028,461
Target Corp.	5,021	1,224,321
		$2,252,782
Telecommunications - Wireless – 4.2%
Advanced Info Service Public Co. Ltd.	599,600	$3,665,482
KDDI Corp.	142,900	4,161,773
PLDT, Inc.	48,080	1,603,144
		$9,430,399
Tobacco – 0.8%
British American Tobacco PLC	26,263	$881,621
Japan Tobacco, Inc.	50,300	1,007,297
		$1,888,918
Trucking – 1.2%
Knight-Swift Transportation Holdings, Inc.	26,851	$1,537,220
United Parcel Service, Inc., “B”	5,853	1,161,059
		$2,698,279
Utilities - Electric Power – 5.4%
American Electric Power Co., Inc.	23,405	$1,896,975
CLP Holdings Ltd.	611,000	5,975,654
Duke Energy Corp.	8,886	862,031
Evergy, Inc.	16,607	1,051,223
Xcel Energy, Inc.	39,301	2,504,653
		$12,290,536
Total Common Stocks		$222,720,209
Preferred Stocks – 0.8%
Computer Software - Systems – 0.8%
Samsung Electronics Co. Ltd.	35,370	$1,912,202
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.05% (v)	1,295,044	$1,295,044

Other Assets, Less Liabilities – 0.3%		657,292
Net Assets – 100.0%		$226,584,747
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,295,044 and $224,632,411, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$115,213,773	$—	$—	$115,213,773
Japan	975,752	23,097,837	—	24,073,589
Canada	14,696,517	—	—	14,696,517
Switzerland	10,836,159	1,321,225	—	12,157,384
Hong Kong	4,030,355	5,975,654	—	10,006,009
Taiwan	6,646,271	—	—	6,646,271
Germany	6,543,826	—	—	6,543,826
Denmark	—	6,319,292	—	6,319,292
United Kingdom	792,064	4,063,671	—	4,855,735
Other Countries	11,743,407	12,376,608	—	24,120,015
Mutual Funds	1,295,044	—	—	1,295,044
Total	$172,773,168	$53,154,287	$—	$225,927,455
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$517,066	$11,911,888	$11,133,910	$—	$—	$1,295,044
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$129	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2021, are as follows:
United States	51.7%
Japan	10.6%
Canada	6.5%
Switzerland	5.4%
Hong Kong	4.4%
Taiwan	2.9%
Germany	2.9%
Denmark	2.8%
United Kingdom	2.1%
Other Countries	10.7%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.